FINANCIAL INSTRUMENTS - Interest Rate Swap Agreements (Details) - Interest rate risk - Cash flow hedges - Interest rate swap agreements $ in Thousands, $ in Thousands	Jul. 21, 2017 CAD ($)	Aug. 20, 2017 USD ($)	Jun. 08, 2017 USD ($)	Aug. 18, 2015 USD ($)	Mar. 18, 2015 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 90,000	$ 60,000	$ 40,000	$ 60,000	$ 40,000
Fixed interest rate paid	1.6825%	2.045%	1.79%	1.197%	1.61%
Annual decrease of notional amount	$ 18,000